Operational context (Details - Textuals) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2020 BRL (R$)	Dec. 31, 2022 $ / shares shares
Operational context
Number of shares issued through initial public offering | shares		132,197,896		133,814,311
Transaction cost of offering | R$	R$ 0	R$ 55,874	R$ 0
Class A common shares
Operational context
Subscription price per share | $ / shares				$ 15